EQUITY (Tables)	12 Months Ended
Dec. 31, 2016
Stockholders' Equity Note [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity
A summary of the stock option activities in 2016 is as follows:

	Year ended December 31, 2016
		Weighted	Weighted average
		average	remaining
	Amount of	exercise	contractual life	Aggregate
	options	price	(in years)	intrinsic value

Outstanding at January 1, 2016	2,175,488	5.36	3.49	$9,274
Granted	310,000	11.63
Exercised	(276,170)	3.52
Expired and forfeited	(71,535)	6.17

Outstanding at December 31, 2016	2,137,783	6.91	3.43	15,171

Vested and expected to vest	2,085,779	6.85	3.41	14,927

Exercisable at December 31, 2016	1,172,950	4.84	2.56	$10,646

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range
The options outstanding under the Company's stock option plans as of December 31, 2016 have been separated into ranges of exercise price as follows:

					Weighted
	Options	Weighted		Options	Average
	outstanding	Average	Weighted	Exercisable	Exercise
	as of	remaining	average	as of	price of
Ranges of	December 31,	contractual	exercise	December 31,	Options
exercise price	2016	Term	price	2016	Exercisable
		(Years)	$		$

1.28-1.88	64,590	2.87	1.44	64,590	1.44
2.06-2.50	273,972	1.69	2.40	273,972	2.40
3.25-3.57	288,221	1.53	3.37	288,221	3.37
4.52	74,000	2.40	4.52	43,000	4.52
5.05-5.33	67,500	2.60	5.08	48,750	5.07
6.07-6.81	230,000	3.15	6.48	174,167	6.38
7.21-7.48	209,500	3.21	7.44	90,250	7.42
8.22-9.73	500,000	4.63	8.80	140,000	8.65
10.58-11.21	280,000	4.78	10.76	50,000	10.58
12.43-13.02	150,000	5.69	12.73	-	-

	2,137,783	3.43	6.91	1,172,950	4.84